Other Non-Current Assets, Net - Schedule of Other Non-Current Assets, Net (Details) - USD ($)		Mar. 31, 2026	Mar. 31, 2025
Schedule of Other Non-Current Assets, Net [Abstract]
Prepayment of equipment and mold model	[1]	$ 3,527,818	$ 3,391,103
Prepayment of intangible assets	[2]	540,528
Deposits and others	[3]	233,683	119,260
Other non-current assets, net		$ 4,302,029	$ 3,510,363

[1]	Prepayment of equipment and mold model are prepayments to suppliers for equipment and molds, which will be recognized as fixed assets upon delivery and availability for use.
[2]	Prepayment of intangible assets includes payments to third-party suppliers for the development cost of the intelligent production platform for wiring harnesses.
[3]	Deposits are rental security payment to the landlords that the Group will hold for more than one year, which will be refunded upon maturity of the leases. Others mainly comprise payments made for the acquisition of servers.